OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER INVESTMENTS
Schedule of other investments

		December 31,
	Category	2021	2020
Debt securities	At amortized cost	2,810	8,764
Investments in equity	FVPL	1,228	400
Loans and unquoted notes	At amortized cost	555	328
Other investments (Gross)		4,593	9,492
Allowance for ECL		(2)	(4)
Total other investments		4,591	9,488